Accrued Liabilities and Compensation (Details) - USD ($) $ in Thousands	Aug. 31, 2025	May 31, 2025	May 31, 2024
Accrued Liabilities and Compensation
Compensation and related expense	$ 236	$ 278	$ 208
Legal fees		50	7
Clinical expense	1,197	487	329
License fees	1,240	1,105	1,799
Lease payable	105	141	142
Investor proceeds held in escrow			300
Other liabilities	45	145	25
Total accrued liabilities	$ 2,823	$ 2,206	$ 2,810